Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax		$ 44,625	$ 28,870	[1]	$ 25,307	[1]
Adjustments for:
Share of losses of joint ventures		401	0	[1]	0	[1]
Interest income		(15,945)	(743)	[1]	(18)	[1]
Finance costs		1,195	0	[1]	0	[1]
Depreciation		1,155	9	[1]	6	[1]
Amortization		833	837	[1]	625	[1]
Recovery of accounts receivable written off		(2)	(20)	[1]	(9)	[1]
Share-based payment		244	1,138	[1]	120	[1]
Changes in fair value on financial assets at FVTPL		(15,386)	(16,940)	[1]	(9,063)	[1]
Unrealized exchange gain		0	(403)	[1]	0	[1]
Operating cash flows before movements in working capital		17,120	12,748	[1]	16,968	[1]
Decrease in fiduciary bank balances		372	369	[1]	869	[1]
(Increase) decrease in accounts receivable		(4,272)	3,834	[1]	(7,522)	[1]
Decrease in prepayments, deposits and other receivables		1,545	521	[1]	1,609	[1]
Decrease in client's monies held on trust		(398)	(316)	[1]	(120)	[1]
(Decrease) increase in accounts payable		173	7	[1]	(52)	[1]
(Decrease) increase in other payables and accruals		523	1,421	[1]	(2,328)	[1]
Increase (decrease) in contract liabilities		4,544	(3,011)	[1]	1,201	[1]
Cash generated from operations		19,607	15,573	[1]	10,625	[1]
Profits tax refunded (paid)		(4,106)	(5,323)	[1]	65	[1]
Net cash from operating activities		15,501	10,250	[1]	10,690	[1]
CASH FLOWS FROM INVESTING ACTIVITIES
Additions of financial assets at FVTPL		(5,545)	(3,835)	[1]	(6,520)	[1]
Proceeds from disposal of financial assets at FVTPL		58,170	0	[1]	10,038	[1]
Receipt of return from movie income right investments		0	2,681	[1]	0	[1]
Acquisition of property, plant and equipment		(2)	(6)	[1]	(22)	[1]
Acquisition of intangible assets		0	(227)	[1]	0	[1]
Acquisition of subsidiaries, net of cash acquired		3,860	0	[1]	2,673	[1]
Interest received		3,109	40	[1]	18	[1]
Loan to a third party		(100,123)	0	[1]	0	[1]
Repayment of loan to a third party		100,123	0	[1]	0	[1]
Advance to AMTD Group		(401,454)	(140,338)	[1]	(159,931)	[1]
Repayment from AMTD Group		222,271	92,546	[1]	113,927	[1]
Repayment from non-controlling shareholder		97	0		0
Advance to fellow subsidiaries		0	0	[1]	(97,759)	[1]
Repayment from fellow subsidiaries		0	0	[1]	154,104	[1]
Net cash from (used in) investing activities		(119,494)	(49,139)	[1]	16,528	[1]
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from bank borrowings		15,018	0	[1]	0	[1]
Proceeds from issue of shares		229,186	0	[1]	3,498	[1]
Advance from AMTD Group		0	0	[1]	12,312	[1]
Repayment to AMTD Group		0	0	[1]	(3,116)	[1]
Advance from fellow subsidiaries		0	0	[1]	1,996	[1]
Repayment to fellow subsidiaries		0	0	[1]	(13,672)	[1]
Finance costs paid		(742)	0	[1]	0	[1]
Net cash from financing activities		243,462	0	[1]	1,018	[1]
Net increase (decrease) in cash and cash equivalents		139,469	(38,889)	[1]	28,236	[1]
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents at beginning of the year	[1]	14,337	53,631		25,317
Effect of foreign exchange rate changes		(145)	(405)	[1]	78	[1]
Cash and cash equivalents at end of the year		153,661	14,337	[1]	53,631	[1]
Cash and cash equivalents		152,930	14,337	[1]	53,631	[1]
Cash and cash equivalents classified as assets held for sale		731	0	[1]	0	[1]
Cash and cash equivalents if different from statement of financial position		$ 153,661	$ 14,337	[1]	$ 53,631	[1]

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.